Note 6 - Investments in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Joint venture oversight expenditures incurred 100% by MAG		$ 345	$ 330
Cash contributions to Minera Juanicipio	[1]	53,200	23,583
Total for the year		53,545	23,913
Equity pick up of current income (loss) for the year	[2]	1,884	227
Balance, beginning of year		81,214	57,074
Balance, end of year		$ 136,643	$ 81,214

[1]	Represents the Company's 44% share of Minera Juanicipio cash contributions for the year.
[2]	Represents the Company's 44% share of Minera Juanicipio's income for the year, as determined by the Company.